Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Prepayments and other current assets
Rebate receivable from suppliers	¥ 148,720		¥ 168,406
Value-added tax ("VAT") recoverable	81,027		140,798
Prepaid expenses	169,377		203,298
Deposits	88,848		90,018
Interest receivables	42,788		53,833
Employee advances	8,193		10,362
Others	37,031		57,376
Prepayment and other current assets	¥ 575,984	$ 82,365	¥ 724,091